SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - REGULATION (Details) CAD in Millions	Dec. 31, 2016 CAD
Deferral for Depreciation for Phase-In Plans under U.S. GAAP Guidance
REGULATION
Regulatory assets	CAD 0